Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Jul. 31, 2011
Registrant Name	dei_EntityRegistrantName	MORGAN STANLEY GLOBAL STRATEGIST FUND
Central Index Key	dei_EntityCentralIndexKey	0000837529
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Nov. 23, 2011
Document Effective Date	dei_DocumentEffectiveDate	Nov. 30, 2011
Morgan Stanley Strategist Fund (Prospectus Summary) | Morgan Stanley Strategist Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SRTAX
Morgan Stanley Strategist Fund (Prospectus Summary) | Morgan Stanley Strategist Fund | Class B
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SRTBX
Morgan Stanley Strategist Fund (Prospectus Summary) | Morgan Stanley Strategist Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SRTCX
Morgan Stanley Strategist Fund (Prospectus Summary) | Morgan Stanley Strategist Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SRTDX